Cover	Jul. 31, 2023
Entity Addresses [Line Items]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	ALZAMEND NEURO, INC.
Entity Central Index Key	0001677077
Entity Tax Identification Number	81-1822909
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3480 Peachtree Road NE
Entity Address, Address Line Two	Second Floor
Entity Address, Address Line Three	Suite 103
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3480 Peachtree Road NE
Entity Address, Address Line Two	Second Floor
Entity Address, Address Line Three	Suite 103
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(844)
Local Phone Number	722-6333
Contact Personnel Name	Stephan Jackman